Bank loan	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Bank loan

12	Bank loan

The Company has a five-year S$100,000 unsecured fixed rate bank loan which expires in January 2026. The bank loan carries an interest rate of 2.5% per annum.

In November 2024, the Company has secured another five-year S$200,000 unsecured fixed rate bank loan which expires in November 2029. The bank loan carries an interest rate of 8.0% per annum.

At December 31, 2024 and June 30, 2025, the carrying amount of the bank loans were S$218,978 and S$191,729 (US$150,281), respectively. Interest expenses for the six months ended June 30, 2024 and 2025 was S$221 and S$7,738 (US$6,065), respectively.

The maturities schedule is as follows:

As of December 31, 2024
Amount
Year ending December 31,	S$
2025	55,250
2026	37,556
2027	40,022
2028	43,344
2029	42,806

Total	218,978
Less: current portion	(55,250)

Long-term portion	163,728

As of June 30, 2025
	Amount	Amount
Year ending June 30,	S$	US$
2026	47,882	37,531
2027	38,458	30,144
2028	41,650	32,646
2029	45,107	35,356
2030	18,632	14,604

Total	191,729	150,281
Less: current portion	(47,882)	(37,531)

Long-term portion	143,847	112,750

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS